Debt - Schedule of Long-Term Debt (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	₩ 627,370	₩ 674,760	₩ 930,000
Less: current portion	(233,160)	(222,260)	(245,240)
Total long-term debt less current portion	394,210	452,500	684,760
Long Term Debt One [Member]
Total	333,120	374,760	500,000
Long Term Debt Two [Member]
Total	194,250	200,000	200,000
Long Term Debt Three [Member]
Total	₩ 100,000	₩ 100,000
Long Term Debt Four [Member]
Total			₩ 230,000